Changes in Outstanding Shares of Common Stock (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Class of Stock [Line Items]
Beginning balances	120,644	117,420	132,424
Stock option and benefit plans	2,436	1,104	642
Restricted stock plans	155	2,119	398
Reacquired shares	0	0	(16,044)
Other	13	1	0
Ending balances	123,248	120,644	117,420